Employee Benefit Plans (Details) - Schedule of Fair Value of Our Pension Assets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Employee Benefit Plans (Details) - Schedule of Fair Value of Our Pension Assets [Line Items]
Total fair value	$ 45,694	$ 90,225
Cash [Member]
Employee Benefit Plans (Details) - Schedule of Fair Value of Our Pension Assets [Line Items]
Asset Category	932	149
Corporate bonds/U.K. Gilts [Member]
Employee Benefit Plans (Details) - Schedule of Fair Value of Our Pension Assets [Line Items]
Equity funds	11,400	17,423
Fixed income securities	2,529	2,444
Other international [Member]
Employee Benefit Plans (Details) - Schedule of Fair Value of Our Pension Assets [Line Items]
Equity funds		11,909
Level 1 [Member]
Employee Benefit Plans (Details) - Schedule of Fair Value of Our Pension Assets [Line Items]
Total fair value	932	149
Level 1 [Member] | Cash [Member]
Employee Benefit Plans (Details) - Schedule of Fair Value of Our Pension Assets [Line Items]
Asset Category	932	149
Level 1 [Member] | Corporate bonds/U.K. Gilts [Member]
Employee Benefit Plans (Details) - Schedule of Fair Value of Our Pension Assets [Line Items]
Equity funds
Fixed income securities
Level 1 [Member] | Other international [Member]
Employee Benefit Plans (Details) - Schedule of Fair Value of Our Pension Assets [Line Items]
Equity funds
Level 2 [Member]
Employee Benefit Plans (Details) - Schedule of Fair Value of Our Pension Assets [Line Items]
Total fair value	44,762	90,076
Level 2 [Member] | Cash [Member]
Employee Benefit Plans (Details) - Schedule of Fair Value of Our Pension Assets [Line Items]
Asset Category
Level 2 [Member] | Corporate bonds/U.K. Gilts [Member]
Employee Benefit Plans (Details) - Schedule of Fair Value of Our Pension Assets [Line Items]
Equity funds	11,400	17,423
Fixed income securities	2,529	2,444
Level 2 [Member] | Other international [Member]
Employee Benefit Plans (Details) - Schedule of Fair Value of Our Pension Assets [Line Items]
Equity funds		11,909
Level 3 [Member]
Employee Benefit Plans (Details) - Schedule of Fair Value of Our Pension Assets [Line Items]
Total fair value
Level 3 [Member] | Cash [Member]
Employee Benefit Plans (Details) - Schedule of Fair Value of Our Pension Assets [Line Items]
Asset Category
Level 3 [Member] | Corporate bonds/U.K. Gilts [Member]
Employee Benefit Plans (Details) - Schedule of Fair Value of Our Pension Assets [Line Items]
Equity funds
Fixed income securities
Level 3 [Member] | Other international [Member]
Employee Benefit Plans (Details) - Schedule of Fair Value of Our Pension Assets [Line Items]
Equity funds
Diversified growth fund [Member]
Employee Benefit Plans (Details) - Schedule of Fair Value of Our Pension Assets [Line Items]
Other investments	8,417	23,122
Diversified growth fund [Member] | Level 1 [Member]
Employee Benefit Plans (Details) - Schedule of Fair Value of Our Pension Assets [Line Items]
Other investments
Diversified growth fund [Member] | Level 2 [Member]
Employee Benefit Plans (Details) - Schedule of Fair Value of Our Pension Assets [Line Items]
Other investments	8,417	23,122
Diversified growth fund [Member] | Level 3 [Member]
Employee Benefit Plans (Details) - Schedule of Fair Value of Our Pension Assets [Line Items]
Other investments
Liability driven investments [Member]
Employee Benefit Plans (Details) - Schedule of Fair Value of Our Pension Assets [Line Items]
Other investments	20,258	31,259
Liability driven investments [Member] | Level 1 [Member]
Employee Benefit Plans (Details) - Schedule of Fair Value of Our Pension Assets [Line Items]
Other investments
Liability driven investments [Member] | Level 2 [Member]
Employee Benefit Plans (Details) - Schedule of Fair Value of Our Pension Assets [Line Items]
Other investments	20,258	31,259
Liability driven investments [Member] | Level 3 [Member]
Employee Benefit Plans (Details) - Schedule of Fair Value of Our Pension Assets [Line Items]
Other investments
Multi-asset credit fund [Member]
Employee Benefit Plans (Details) - Schedule of Fair Value of Our Pension Assets [Line Items]
Other investments	2,158	3,919
Multi-asset credit fund [Member] | Level 1 [Member]
Employee Benefit Plans (Details) - Schedule of Fair Value of Our Pension Assets [Line Items]
Other investments
Multi-asset credit fund [Member] | Level 2 [Member]
Employee Benefit Plans (Details) - Schedule of Fair Value of Our Pension Assets [Line Items]
Other investments	2,158	3,919
Multi-asset credit fund [Member] | Level 3 [Member]
Employee Benefit Plans (Details) - Schedule of Fair Value of Our Pension Assets [Line Items]
Other investments